Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000069244 | AT&T8655495
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069244 | Novartis8655883
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069244 | QUALCOMM8655769
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069244 | BNP Paribas8655929
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Gilead Sciences8655618
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | GSK8655967
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Cisco Systems8655540
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Pfizer8655752
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Alibaba Group Holding8655983
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069244 | PetroChina8656001
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069244 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069244 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069244 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069244 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069244 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069244 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069244 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069244 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069244 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069244 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069244 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069244 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069244 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000142760 | AT&T8655495
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142760 | Novartis8655883
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142760 | QUALCOMM8655769
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142760 | BNP Paribas8655929
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Gilead Sciences8655618
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | GSK8655967
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Cisco Systems8655540
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Pfizer8655752
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Alibaba Group Holding8655983
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142760 | PetroChina8656001
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142760 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142760 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142760 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142760 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142760 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142760 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142760 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142760 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142760 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.50%